Loans Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Loans Payable
Loans Payable

		Total
	Maturity Date	Facility Amount	September 30, 2016	June 30, 2016
Convertible Debentures (the "Debentures"), net of discount	7/11/2017	$4,444	$3,155	$—
Secured Convertible Promissory Note (the "Secured Convertible Note")	7/8/2017	3,000	3,500	—
Line of Credit Promissory Note (the "Note")	10/24/2017	20,000	—	19,716
Line of Credit Grid Note (the "Grid Note")	12/31/2016	10,000	900	4,563
Secured Line of Credit (the "Secured Revolving Loan I")	12/31/2016	1,500	—	1,500
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/2016	500	—	500
Secured Revolving Loan (the "Secured Revolving Loan")	12/31/2016	500	—	500
Secured Revolving Loan II (the "Secured Revolving Loan II")	12/31/2016	500	—	500
Secured Revolving Loan III (the "Secured Revolving Revolving Loan III")	12/31/2016	1,200	—	135
Convertible Promissory Note (the "RI Convertible Note")	12/31/2016	300	300	300
MGT Promissory Notes (the "MGT Promissory Notes")	7/31/2016	2,109	943	943
Kuusamo Promissory Notes (the "Kuusamo Promissory Notes")	3/8/2016	141	55	55
Total Loans Payable, net			$8,853	$28,712

Convertible Debentures
On July 12, 2016, the Company closed a private placement (the "Private Placement") of $4,444 principal amount of convertible debentures (the "Debentures") and common stock warrants (the "Warrants".) The Debentures and Warrants were issued pursuant to a Securities Purchase Agreement, dated July 12, 2016 (the “Purchase Agreement”), by and among the Company and certain accredited investors within the meaning of the Securities Act of 1933, as amended (the “Purchasers”). Upon the closing of the Private Placement, the Company received gross proceeds of $4,000 before placement agent fees, original issue discount, and other expenses associated with the transaction. $1,162 of the proceeds was used to repay the Grid Note. The placement agent fees of $420 and original issue discount of $444 were recorded as a reduction to the debenture balance and will be accreted to interest expense over the term of the Debentures.
The Debentures mature on the one-year anniversary of the issuance date thereof. The Debentures are convertible at any time at the option of the holder into shares of the the Company's common stock at an initial conversion price of $6.2660 per share (the “Conversion Price”). Based on such initial Conversion Price, the Debentures will be convertible into up to 780,230 shares of common stock. If we issue or sell shares of our common stock, rights to purchase shares of our common stock, or securities convertible into shares of our common stock for a price per share that is less than the Conversion Price then in effect, the Conversion Price then in effect will be decreased to equal such lower price. The adjustments to the Conversion Price will not apply to certain exempt issuances, including issuances pursuant to certain employee benefit plans or for certain acquisitions. In addition, the Conversion Price is subject to adjustment upon stock splits, reverse stock splits, and similar capital changes. However, in no event will the Conversion Price be less than $0.10 per share. The Debentures are secured by a first priority lien on substantially all of the Company's assets in accordance with a security agreement.
The Debentures bear interest at 10% per annum with interest payable upon maturity or on any earlier redemption date. At any time after the issuance date, we will have the right to redeem all or any portion of the outstanding principal balance of the Debentures, plus all accrued but unpaid interest at a price equal to 120% of such amount. The holders of Debentures shall have the right to convert any or all of the amount to be redeemed into common stock prior to redemption. Subject to certain exceptions, the Debentures contain customary covenants against incurring additional indebtedness and granting additional liens and contain customary events of default. Upon the occurrence of an event of default under the Debentures, a holder of Debentures may require the Company to pay the greater of (i) the outstanding principal amount, plus all accrued and unpaid interest, divided by the Conversion Price multiplied by the daily volume weighted average price or (ii) 115% of the outstanding principal amount plus 100% of accrued and unpaid interest. Pursuant to the Debentures, the Company is required to make amortizing payments of the aggregate principal amount, interest, and other amounts outstanding under the Debentures. Such payments must be made beginning three months from the issuance of the Debentures and on the monthly anniversary through and including the maturity date. The Amortization Amount is payable in cash or in shares of our common stock pursuant to the conversion mechanism contained in the Debentures.
On July 20, 2016, the Company and the Purchasers entered into an Amendment to Securities Purchase Agreement and Consent to Modify Debentures (the “Amendment and Consent”). The Amendment and Consent provides that, while the Debentures are outstanding, Mr. Sillerman will guarantee that the Company shall have $1,000 available in its commercial bank account or otherwise available in liquid funds. At any time when the Company's available funds fall below $1,000, Mr. Sillerman will provide (the “Sillerman Guaranty”) the amounts necessary to make-up the shortfall in an aggregate amount not to exceed $6,000; however, the first $5,000 of the guaranty shall be provided by drawing down on our Line of Credit with SIC IV. Any remaining amounts, up to a maximum aggregate of $1,000 million shall be provided by Sillerman. In connection with the Sillerman Guaranty, the Company's independent directors approved a fee of $100 as compensation for providing such guaranty.
As a part of the Private Placement, the Company issued Warrants to the Purchasers providing them with the right to purchase up to an aggregate of 354,650 shares of the Company’s common stock at an initial exercise price of $6.5280 per share. Subject to certain limitations, the Warrants are exercisable on any date after the date of issuance and the exercise price for the Warrant is subject to adjustment for certain events, such as stock splits and stock dividends. If the Company issues or sells shares of its common stock, rights to purchase shares of its common stock, or securities convertible into shares of its common stock for a price per share that is less than the conversion price of the Debentures, the exercise price of the Warrants will be decreased to a lower price based on the amount by which the conversion price of the Debentures was reduced due to such transaction. The foregoing adjustments to the exercise price for future stock issues will not apply to certain exempt issuances, including issuances pursuant to certain employee benefit plans or for certain acquisitions. In addition, the exercise price is subject to adjustment upon stock splits, reverse stock splits, and similar capital changes. The Warrants will expire 5 years from the initial issuance date. The fair value of the warrants as of July 12, 2016 was determined to be $1,500 and the offset was recorded as a debt discount. The warrants are recorded as a liability due to the adjustment of the exercise price due to subsequent common stock issuances.
The Purchasers shall not have the right to convert the Debentures or exercise the Warrants to the extent that such conversion or exercise would result in such Purchaser being the beneficial owner in excess of 4.99% of our common stock. In addition, the Purchasers have no right to convert the Debentures or exercise the Warrants if the issuance of the shares of common stock upon such conversion or exercise would exceed the aggregate number of shares of our common stock which we may issue upon conversion of the Note and exercise of the Warrants without breaching our obligations under NASDAQ listing rules. Such limitation does not apply if our shareholders approve such issuances. We intend to promptly seek shareholder approval for issuances of shares of common stock issuable upon conversion of the Debentures and exercise of the Warrants.
In connection with the Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement under which the Company was required, on or before 30 days after the closing of the Private Placement, to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of its common stock issuable pursuant to the Debentures and Warrants and to use commercially reasonable efforts to have the registration declared effective as soon as practicable, but in no event later than 90 days after the filing date. The Company will be subject to certain monetary penalties, as set forth in the Registration Rights Agreement, if the registration statement is not filed, does not become effective on a timely basis, or does not remain available for the resale (subject to certain allowable grace periods) of the Registrable Securities, as such term is defined in the Registration Rights Agreement.
Also in connection with the Private Placement, certain stockholders of the Company have executed Lock-Up Agreements, pursuant to which they have agreed not to sell any shares of the Company's common stock until the later of (i) six months following the issuance of the Debentures or (ii) 90 days following the effectiveness of a resale registration statement filed pursuant to the requirements of the Registration Rights Agreement.
The Company valued the Debentures as of July 12, 2016, the issuance date, using the methods of fair value as described ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). The fair value of the conversion feature in the Debentures was determined to be $1,856 as of July 12, 2016 and the offset was recorded as a debt discount.
On October 12, 2016, the first amortization payment in the amount of $444, plus accrued interest of approximately $114 pursuant to the terms of the Debentures became due and payable to the Purchasers. The Company did not make such payment at the time it was due.

The Company has also not maintained the Minimum Cash Reserve as required by the Purchase Agreement. Pursuant to the terms of the Debentures, the failure to cure the failure to maintain the Minimum Cash Reserve within three trading days constitutes an Event of Default. Among other things: (1) at the Purchaser’s election, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through the one year anniversary of the original issue date if such interest has not yet accrued, liquidated damages and other amounts owed through the date of acceleration, shall become, immediately due and payable in either cash or stock pursuant to the terms of the Debentures; and (2) the interest rate on the Debentures will increase to the lesser of 18% or the maximum allowed by law. In addition to other remedies available to the Purchasers, our obligation to repay amounts due under the Debentures is secured by a first priority security interest in and lien on all of our assets and property, including our intellectual property, and such remedies can be exercised by the Purchasers without additional notice to the Company.

The Company entered into waiver agreements with respect to the initial amortization payments due under the Debentures with Purchasers holding approximately 87% of the Debentures. The Waivers entered into with some of the Purchasers related to the failure to pay the amortization amounts do not address the failure to maintain the Minimum Cash Reserve.

Pursuant to the terms of the Debentures, the failure to cure the non-payment of the amortization amount within three trading days after the date such payment was due constitutes an Event of Default. Following the occurrence of an event of default, among other things: (1) at the Purchaser’s election, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through the one year anniversary of the original issue date if such interest has not yet accrued, liquidated damages and other amounts owed through the date of acceleration, shall become, immediately due and payable in either cash or stock pursuant to the terms of the Debentures; and (2) the interest rate on the Debentures will increase to the lesser of 18% or the maximum allowed by law. In addition to other remedies available to the Purchasers, our obligation to repay amounts due under the Debentures is secured by a first priority security interest in and lien on all of our assets and property, including our intellectual property, and such remedies can be exercised by the Purchasers without additional notice to the Company.

The Company did not receive a waiver from one of its debenture holders, holding approximately 13% of the principal amount of the Debentures with respect to the event of default arising out of the Company’s failure to make the first amortization payment when due. Pursuant to the terms of the Debentures, such holder has sent a notice of acceleration, stating that the Company owes $696, reflecting the principal amount of the Debenture plus interest through November 1, 2016. Interest will accrue at 18% until this amount is satisfied. The Company is seeking to settle the matter with the holder; however, there can be no assurance that an agreement will be reached.

Secured Convertible Promissory Note

On July 8, 2016 the Company issued a Secured Convertible Promissory Note (the “Secured Convertible Note”) to Rant in the amount of $3,000 as part of the consideration for the purchase of the Rant Assets.

The $3,000 Secured Convertible Note matures on July 8, 2017 barring any events of default or a change of control of the Company. The Secured Convertible Note bears interest at 12% per annum, payable at maturity. At the election of Rant, the Secured Convertible Note is convertible into shares of the Company’s common stock at a price equal to the lower of (i) $5.20 per share, or (ii) such lower price as may have been set for conversion of any debt or securities into common stock held on or after the date hereof by Sillerman until the first to occur of March 31, 2017 or the date the Note has been satisfied or converted (for the purposes hereof Robert F.X. Sillerman is the Company’s Executive Chairman and Chief Executive Officer and/or any affiliate of Robert F.X. Sillerman is herein collectively, “Sillerman”). The Company valued the conversion feature at issuance using methods of fair value as described in ASC 820 and it was determined to be $500. In connection with the Secured Convertible Note, the Company has entered into a Note Purchase Agreement (the “NPA”) and a Security Agreement (the “Rant Security Agreement”) with Rant, under which the Company has granted Rant a continuing security interest in substantially all assets of the Company. In connection with the issuance of the Secured Convertible Note, Sillerman and Rant entered into a subordination agreement subordinating repayment of the notes to the Debentures (as described in (b) hereof) and entered into an Intercreditor Agreement providing for the parties’ respective rights and remedies with respect to payments against the collateral held as security for both of them.

The events of default under the Debentures noted above also constituted a default under the Secured Convertible Note issued in connection with the acquisition of Rant. The holder of the Secured Convertible Note has executed a waiver that provides that, until May 15, 2017, the events of default arising out of the failure to pay the amounts due under the Debentures as of the date of the waiver and the failure by the Company to maintain the Minimum Cash Reserve shall not constitute events of default for purposes of the Secured Convertible Note.

Line of Credit Promissory Note

On October 24, 2014, the Company and SIC III, a company affiliated with Mr. Sillerman, entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") pursuant to which SIC III agreed to purchase certain securities issued by the Company for a total of $30,000. Pursuant to the Securities Purchase Agreement, the Company issued a Line of Credit Promissory Note (the “Note”), which provides for a $20,000 line of credit to the Company (see Note 11, Stockholders' Equity, for a discussion of the remaining $10,000 of the Securities Purchase Agreement). The Company also agreed to issue to SIC III warrants to purchase 1,000,000 shares of the Company’s common stock. The Company issued warrants to purchase 50,000 shares of the Company’s common stock for every $1,000 advanced under the Note. The warrants will be issued in proportion to the amounts the Company draws under the Note. The exercise price of the warrants will be 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

The Note provides a right for the Company to request advances under the Note from time to time. The Note bears interest at a rate of 12% per annum, payable in cash on a quarterly basis. The Note matures on October 24, 2017. On October 24, 2014, SIC III made an initial advance under the Note in the principal amount of $4,500. On December 15, 2014, SIC III made an additional advance in the principal amount of $15,500 pursuant to the terms of the Note (the proceeds of which were used to repay amounts outstanding under the DB Line, as discussed above). As of September 30, 2016, the total outstanding principal amount of the Note was $20,000. The Note provides for a 3% discount, such that the amount advanced by SIC III was 3% less than the associated principal amount of the advances. Therefore, the net amount actually outstanding under the Note at September 30, 2016, was $19,666, which includes accretion of the discount of $266 (the 3% discount of $600 is being accreted to the principal balance over the life of the Note). From and after the occurrence and during the continuance of any event of default under the Note, the interest rate is automatically increased to 17% per annum.

In connection with the first drawdown of $4,500 under the Note, the Company issued SIC III warrants to purchase 11,250 shares of the Company’s common stock. These warrants have an exercise price of $70.20, representing a price equal to 10% above the closing price of the Company’s common stock on the day prior to issuance. In connection with the additional drawdown of $15,500 under the Note, the Company issued SIC III warrants to purchase 38,750 shares of the Company's common stock. These warrants have an exercise price of $72.60, representing a price equal to 10% above the closing price of the Companys common stock on the day prior to issuance. The warrants are exercisable for a period of five years from issuance. Stock compensation expense related to the issuances of warrants to SIC III was $2,049 during the year ended June 30, 2015.

The Note is not convertible into equity securities of the Company.

The Note also contains certain covenants and restrictions, including, among others, that, for so long as the Note is outstanding, the Company will not, without the consent of the holder of the Note, (i) make any loan or advance in excess of $500 to any officer, director, employee of affiliate of the Company (except advances and similar expenditures : (a) under the terms of employee stock or option plans approved by the Board of Directors, (b) in the ordinary course of business, consistent with past practice or (c) to its subsidiaries), (ii) incur any indebtedness that exceeds $1,000 in the aggregate other than indebtedness outstanding under the Note, (iii) guaranty any indebtedness of any unaffiliated third party, (iv) change the principal business of the Company or exit the Company's current business, provided that the foregoing is subject to the Board's compliance with its fiduciary duties, (v) sell, assign, or license material technology or intellectual property of the Company except (a) in the ordinary course of business, consistent with past practice, (b) sales and assignments thereof in any 12 month period that do not have a fair market value in excess of $500 or (c) in connection with a change of control transaction, (vi) enter into any corporate strategic relationship involving the payment, contribution or assignment by the Company of its assets that have a fair market value in excess of $1,000 or (vii) liquidate or dissolve the Company or wind up the business of the Company, except in connection with changes of control or merger, acquisition or similar transactions or as approved by the Company’s Board in compliance with their fiduciary duties.

On August 22, 2016, the Company and SIC III, entered into a Note Exchange Agreement pursuant to which $23,264, which represents all of the outstanding principal and accrued interest outstanding under the Notes, was exchanged for 23,264 shares of the Company’s Series C Preferred Stock at an exchange price of $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement. After the exchange, the Notes were retired.

Interest expense on the Note was $382 and $613 for the three months ended September 30, 2016 and 2015, respectively.

Line of Credit Grid Note

On June 11, 2015, the Company and Sillerman Investment Company IV, LLC ("SIC IV") entered into a Line of Credit Grid Note (the "Grid Note"). The Grid Note provides a right for the Company to request advances under the Grid Note from time to time in an aggregate amount of up to $10,000. The Grid Note bears interest at a rate of 12% per annum, payable in cash on the maturity of the Grid Note. From and after the occurrence and during the continuance of any event of default under the Grid Note, the interest rate is automatically increased to 14% per annum.

The Grid Note is not convertible into equity securities of the Company.

In order for the Company to make requests for advances under the Grid Note, the Company must have an interest coverage ratio equal to or greater than 1, unless SIC IV waives this requirement. The interest coverage ratio is calculated by dividing: (a) the Company’s net income for the measurement period, plus the Company’s interest expense for the measurement period, plus the Company’s tax expense for the measurement period, by (b) the Company’s interest expense for the measurement period, plus the amount of interest expense that would be payable on the amount of the requested draw for the twelve months following the request for the advance. The measurement period is the twelve months ended as of the last day of the last completed fiscal quarter prior to the request for the advance. The Company currently does not have an interest coverage ratio equal to or greater than 1, so advances would require the SIC IV to waive this requirement. In addition, in order to make requests for advances under the Grid Note, there can be no event of default under the Note at the time of the request for an advance, including that there has been no material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

The Grid Note matures on the first to occur of: (a) 12/31/2016 or (b) upon a “Change of Control Transaction.” A “Change of Control Transaction” includes (i) a sale of all or substantially all of the assets of the Company or (ii) the issuance by the Company of common stock that results in any “person” or “group” becoming the “beneficial owner” of a majority of the aggregate ordinary voting power represented by the Company’s issued and outstanding common stock (other than as a result of, or in connection with, any merger, acquisition, consolidation or other business combination in which the Company is the surviving entity following the consummation thereof), excluding transactions with affiliates of the Company.

If an event of default occurs under the Grid Note, SIC IV has the right to require the Company to repay all or any portion of the Grid Note.  An event of default is deemed to have occurred on: (i) the non-payment of any of the amounts due under the Grid Note within five (5) Business Days after the date such payment is due and payable; (ii) dissolution or liquidation, as applicable, of the Company; (iii) various bankruptcy or insolvency events shall have occurred, (iv) the inaccuracy in any material respect of any warranty, representation, statement, report or certificate the Company makes to Lender under the Note hereto; (v) the Company contests, disputes or challenges in any manner, whether in a judicial proceeding or otherwise, the validity or enforceability of any material provision in the Grid Note; or (vi) a material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

As of September 30, 2016 and June 30, 2016 the principal amount outstanding under the Grid Note was $900 and $4,563, respectively.

On July 8, 2016, the Company and SIC III, SIC IV and SIC VI entered into an Exchange Agreement pursuant to which, subject to adjustment, (i) 3,000 shares of the Company's Series C Preferred Stock owned by SIC III are to be exchanged for 890,898 shares of the Company's common stock and (ii) all of the debt held by Mr. Sillerman and such affiliates is to be exchanged for 5,066,654 shares of the Company's common stock. Issuance of the shares is conditioned upon approval of the Company’s shareholders, the closing of an offering of the Company’s common stock in the amount of at least $10,000, approval of its Listing of Additional Shares application with NASDAQ, the Company shall not be subject to any bankruptcy proceeding, and various other conditions. The exchange price shall be equal to the lesser of $5.20 and the price at which the Debentures can be exchanged for shares of the Company’s common stock. The Company received an independent valuation with respect to the original exchange that the exchange price of $5.20 reflects fair value. Any additional change is subject to the receipt by the Company of an updated fair value determination. The agreement provides for termination in the event the conditions are not satisfied by March 31, 2017. At the date of this filing, this transaction has not yet closed.

Amended Exchange Agreement/Amended Grid Note

On July 18, 2016, SIC III, SIC IV and SIC VI, LLC entered into an amendment to the Exchange Agreement relating to the exchange of debt and shares of the Series C Preferred Stock of the Company for shares of the Company's common stock. The Exchange Agreement modified the Grid Note to provide that SIC IV shall be entitled to repayment of up to $2,000 of the outstanding principal balance of the Grid Note and the Company shall be entitled to draw up to an additional $5,000.

On August 22, 2016, the Company and SIC IV, entered into a Note Exchange Agreement pursuant to which $3,150, which represents all of the outstanding principal and accrued interest outstanding under the Grid Note other than $900, was exchanged for 3,150 shares of the Company’s Series C Preferred Stock at an exchange price of $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement. Therefore, the outstanding balance of the Grid Note at September 30, 2016 was $900.

Interest expense on the Grid Note for the three months ended September 30, 2016 and 2015 was $77 and $96, respectively.

In connection with the Company's entering into the Perk Credit Agreement (as defined below), SIC IV agreed to subordinate payment of the Grid Note to amounts owed to Perk under the Perk Credit Agreement. SIC IV also consented to the consummation of the Asset Purchase Agreement with Perk. In exchange for such consent and such agreement to subordinate, the Company agreed to provide SIC IV a security interest in the assets of the Company in connection with amounts outstanding under the Grid Note.

The Company entered into a Security Agreement with SIC IV , pursuant to which the Company pledged its assets in connection with such security interest. The foregoing descriptions of the Security Agreement is qualified in its entirety by reference to the full text of the form of Security Agreement.

Secured Revolving Loans and Lines of Credit

On January 27, 2016, Sillerman Investment Company VI LLC (“SIC VI”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, entered into a Secured Revolving Loan agreement (the “Secured Revolving Loan I”) with the Company and its subsidiaries, wetpaint.com, Inc. and Choose Digital Inc. (collectively, the “Subsidiaries”), pursuant to which the Company can borrow up to $1,500.  The Secured Revolving Loan bears interest at the rate of 12% per annum. In connection with the Secured Revolving Loan, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc. The Company intends to use the proceeds from the Secured Revolving Loan to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  As of June 30, 2016, $1,500 had been advanced thereunder.  Interest expense on the Secured Revolving Loan I was $27 for the three months ended September 30, 2016.

The Company and its subsidiaries wetpaint.com, inc., and Choose Digital, Inc. (the "Subsidiaries") entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI (the “Secured Revolving Line of Credit”), pursuant to which the Company can borrow up to $500.  The Secured Revolving Line of Credit bears interest at the rate of 12% per annum.
In connection with the Secured Revolving Line of Credit, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc.  The Company intends to use the proceeds from the Secured Revolving Line of Credit to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  At June 30, 2016, $500 had been advanced thereunder.  Interest expense on the Secured Revolving Line of Credit was $9 for the three months ended September 30, 2016.

On April 29, 2016, SIC VI entered into an additional secured revolving loan agreement with the Company and the Subsidiaries ("Secured Revolving Loan"), pursuant to which the Company can borrow up to $500. Loans under this loan agreement bear interest at the rate of 12% per annum and mature on December 31, 2016, barring any events of default or a change of control of the Company. As of June 30, 2016, $500 had been advanced thereunder.  Interest expense on the Secured Revolving Loan was $9 for the three months ended September 30, 2016.

On May 16, 2016, SIC VI entered into an additional secured revolving loan agreement with the Company and the Subsidiaries ("Secured Revolving Loan II"), pursuant to which the Company can borrow up to $500. Loans under this loan agreement bear interest at the rate of 12% per annum and mature on December 31, 2016, barring any events of default or a change of control of the Company. As of June 30, 2016, $500 had been advanced thereunder. Interest expense on the Secured Revolving Loan II was $9 for the three months ended September 30, 2016.

On June 27, 2016, SIC VI entered into a secured revolving loan agreement (the “Secured Revolving Loan III”) with the Company and its subsidiaries, pursuant to which the Company can borrow up to $1,200. The Secured Revolving Loan III bears interest at the rate of 12% per annum and matures on December 31, 2016, barring any events of default or a change of control of the Company. At June 30, 2016, $135 had been advanced thereunder. Interest expense on the Secured Revolving Loan III was $8 for the three months ended September 30, 2016.

On August 22, 2016, the Company and SIC VI entered into a Note Exchange Agreement pursuant to which $3,608, which represents all of the outstanding principal and accrued interest of certain notes held by SIC VI was exchanged for 3,608 shares of the Company’s Series C Preferred Stock at an exchange price of $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement. The Secured Revolving Loans and Lines of Credit were retired with the exchange transaction.

Related Approvals

Because each of the transactions referred to in the foregoing sections involved Mr. Sillerman, or an affiliate of his, the transactions were subject to certain rules regarding "affiliate" transactions. As such, each was approved by a Special Committee of the Board of Directors and a majority of the independent members of the Board of Directors of the Company.

Convertible Promissory Note

On June 27, 2016, the Company entered into a Convertible Promissory Note with Reaz Islam (“RI”), the Company's Chief of Staff, pursuant to which RI loaned the Company $300 (the “RI Convertible Note”).  The RI Convertible Note bears interest at a rate of 12% and matures on December 31, 2016. RI shall have the right to convert the RI Convertible Note into shares of the common stock of the Company at such time, on such terms, and in accordance with such procedures as Mr. Sillerman shall have the right to convert debt held by Mr. Sillerman or his affiliates into shares of the Company’s common stock. The RI Convertible Note is subordinate to any note held by Mr. Sillerman or his affiliates and RI has agreed to execute any agreement reasonably required in connection therewith. As of September 30, 2016 and June 30, 2016, $300 of principal was outstanding under the RI Convertible Note.

Promissory Notes

In accordance with the Assets Purchase Agreement to purchase the DraftDay Business (see Note 6, Acquisitions), the Company issued promissory notes to MGT Capital ("MGT Promissory Notes") in the principal amount of $234 due and paid on September 29, 2015 and in the aggregate principal amount of $1,875 due March 8, 2016.  The Company was not able to make the payment at the due date and on March 24, 2016 converted $824 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' Equity (Deficit)). All such notes bear interest at a rate of 5% per annum.   On April 13, 2016, MGT converted all 110 shares of the Company's Series D Preferred Stock into shares of common stock of the Company. Accordingly, the Company issued 18,332 shares of common stock to MGT. Thereafter, there are no shares of the Company's Series D Preferred Stock outstanding.

On June 14, 2016, the Company entered into a second exchange agreement with MGT (the “Second MGT Exchange Agreement”) relating to the $940 remaining due under the MGT Note (see Note 6, Acquisitions). Under the Second MGT Exchange Agreement, the MGT Note shall be exchanged in full for (a) $11 in cash representing accrued interest and (b) 132,092 shares of Company common stock, subject to certain adjustments. Issuance of the shares is conditioned upon approval of the Company’s shareholders and approval of its Listing of Additional Shares application with NASDAQ. Therefore, the outstanding balance of the MGT Promissory Notes was $943 at September 30, 2016. The Company recorded interest expense of $12 for the three months ended September 30, 2016. On October 10, 2016, the Company satisfied the MGT Note through the issuance of 136,304 shares of its common stock and payment of interest of $16.

In exchange for releasing certain liens and encumbrances with respect to the DraftDay Business(see Note 6, Acquisitions), the Company issued promissory notes to Kuusamo Capital Ltd. ("Kuusamo Promissory Notes") in the principal amount of $16 due and paid on September 29, 2015 and in the aggregate principal amount of $125 due March 8, 2016.  The Company was not able to make the payment at the due date. All such notes bear interest at a rate of 5% per annum.

The outstanding balance of the Kuusamo Promissory Notes was $55 at September 30, 2016. The Company recorded interest expense of $1 for the three months ended September 30, 2016.

Accounts Payable Settlements

North America Photon Infotech Ltd. (“Photon”), a company based in Mauritius that had provided development services to the Company, filed suit in California on March 28, 2016 to collect approximately $218 owed by the Company to Photon. The Company settled this matter on May 12, 2016 in part by issuing a Note in the amount of $110, payable in six months. Such note was settled on November 15, 2016 with the issuance of 31,510 shares of the Company's common stock.

On April 7, 2016, the Company issued a note in the amount of $56 to Simulmedia, Inc., a former vendor of the Company, as partial settlement of the outstanding balance due to Simulmedia, Inc. for services provided.

Pandera Systems, LLC (“Pandera”), which formerly provided analytics development services to the Company, filed suit on March 11, 2016 against the Company to demand collection of amounts due for such services. The Company settled this matter on April 12, 2016, in part by issuing a note in the amount of $50.

Interest expense on these notes issued in connection with settlements with vendors was $14 for the three months ended September 30, 2016.

Loans Payable

		Total	Outstanding Balances
Facility Name	Maturity Date	Facility Amount	June 30, 2016	June 30, 2015

Term Loan Agreement ("DB Line")	Retired	$15,000	$—	$—
Line of Credit Promissory Note (the "Note")	10/24/2017	20,000	19,716	19,516
Unsecured Demand Loans (the "Loans")	On Demand	—	—	1,575
Line of Credit Grid Note (the "Grid Note")	12/31/2016	10,000	4,563	3,000
Secured Line of Credit (the "Secured Revolving Loan I")	12/31/2016	1,500	1,500	—
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/2016	500	500	—
Secured Revolving Loan (the "Secured Revolving Loan")	12/31/2016	500	500	—
Secured Revolving Loan II (the "Secured Revolving Loan II")	12/31/2016	500	500	—
Secured Revolving Loan III (the "Secured Revolving Revolving Loan III")	12/31/2016	1,200	135	—
Convertible Promissory Note (the "RI Convertible Note")	12/31/2016	300	300	—
MGT Promissory Notes (the "MGT Promissory Notes")	7/31/2016	2,109	943	—
Kuusamo Promissory Notes (the "Kuusamo Promissory Notes")	3/8/2016	141	55	—
Total Loans Payable			$28,712	$24,091

Term Loan Agreement

On March 11, 2013, Viggle entered into a Term Loan Agreement (the “DB Line”) with Deutsche Bank Trust Company Americas (“Deutsche Bank”), under which Deutsche Bank agreed to loan the Company up to $10,000.  The Company may, from time to time, request advances (the “Advances”) from the DB Line in amounts of no less than $1,000.

On December 13, 2013, the Company entered into an amendment (the “Amendment”) to the DB Line. Pursuant to the Amendment, the line of credit was increased to $30,000, and the maturity date was extended from December 16, 2013 to April 30, 2014.

The interest rate on the outstanding balance was lowered as a result of the Amendment. Previously, the interest rate on the outstanding balance was, at the Company’s election, a per annum rate equal to the LIBOR Rate plus 4.00% or (ii) the Prime Rate plus 1.75%. Pursuant to the Amendment, the interest rate on the outstanding balance was lowered to a per annum rate, at the Company’s option, of the LIBOR Rate plus 2.50%, or the Prime Rate plus 0.25%. Interest is payable monthly in arrears.

The Company may make prepayments, in whole or in part, under the DB Line at any time, as long as all accrued and unpaid interest thereon is paid through the prepayment date.

On December 13, 2013, the Company made a draw under the DB Line of $16,951, bringing the total draws to $26,951. The proceeds of this draw were used to repay amounts outstanding under the Company's previous Amended and Restated $25,000 Line of Credit. On December 19, 2013, the Company drew the remaining amount available under the DB Line of $3,049. The Company used the proceeds from the final draw on the DB Line to fund working capital requirements and for general corporate purposes.

On February 13, 2014, the Company entered into a further amendment (the "February Amendment") to the DB Line.   Pursuant to the February Amendment, the maturity date of the DB Line was extended to December 31, 2014, and the mandatory prepayment provision was amended to provide that only the first $10,000 in net cash proceeds from an equity offering shall be required to be used to prepay amounts outstanding under the DB Line.

On March 11, 2014, the Company entered into a further amendment (the "March Amendment") to the DB Line. Pursuant to the March Amendment, the line of credit was increased from $30,000 to $35,000, providing the Company with an additional $5,000 for working capital purposes. Concurrent with the March Amendment, on March 11, 2014, the Company entered into a Pledge and Security Agreement with Deutsche Bank pursuant to which it agreed to provide Deutsche Bank a security interest in $5,000 in cash, as well as a pledge to secure the prompt and timely payment of all obligations under the DB Line. The Pledge and Security Agreement will remain in place as long as there are any obligations outstanding under the DB Line. The $5,000 is classified as short term restricted cash in the accompanying Consolidated Balance Sheet as of June 30, 2014.

On April 30, 2014, the Company repaid $10,000 of the DB Line in accordance with the February Amendment discussed above. On June 13, 2014, the Company repaid an additional $10,000 of the DB Line. Each repayment reduced the amount available on the DB Line.

On December 15, 2014, the Company repaid the remaining $15,000 outstanding under the DB Line from the proceeds of the Line of Credit Promissory Note (see description below). After this repayment, the DB Line was retired.

The DB Line did not contain any financial covenants.

Repayment of the DB Line was guaranteed by Mr. Sillerman.  In consideration for the guarantee, Mr. Sillerman's designee, Sillerman Investment Company II LLC ("SIC II"), which was the lender under the Amended and Restated $25,000 Line of Credit described below, received a warrant for 6,250 shares of common stock of Viggle, which may be exercised at any time within 60 months of the issuance date at $1,600 a share, (subject to adjustment in the event of stock splits and combination, reclassification, merger or consolidation)(the “Guarantee Warrant”). The Guarantee Warrant contains a piggyback registration right with respect to the underlying common stock which may be issued if it is exercised.  The Guarantee Warrant was issued in a transaction exempt from registration under the Securities Act of 1933, as amended, in reliance on Section 4(a)(2) thereunder and Rule 506 of Regulation D promulgated thereunder.

The Company used the proceeds from the DB Line to fund working capital requirements and for general corporate purposes.

Interest expense on the DB Line for the year ended June 30, 2015 was $185.

Line of Credit Promissory Note

On October 24, 2014, the Company and Sillerman Investment Company III LLC ("SIC III"), a company affiliated with Mr. Sillerman entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") pursuant to which SIC III agreed to purchase certain securities issued by the Company for a total of $30,000. Pursuant to the Securities Purchase Agreement, the Company issued a Line of Credit Promissory Note (the “Note”), which provides for a $20,000 line of credit to the Company (see Note 11, Stockholders' (Deficit) Equity, for a discussion of the remaining $10,000 of the Securities Purchase Agreement). The Company also agreed to issue to SIC III warrants to purchase 50,000 shares of the Company’s common stock. The Company issued warrants to purchase 2,500 shares of the Company’s common stock for every $1,000 advanced under the Note. The warrants will be issued in proportion to the amounts the Company draws under the Note. The exercise price of the warrants will be 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

The Note provides a right for the Company to request advances under the Note from time to time. The Note bears interest at a rate of 12% per annum, payable in cash on a quarterly basis. The Note matures on October 24, 2017. On October 24, 2014, SIC III made an initial advance under the Note in the principal amount of $4,500. On December 15, 2014, SIC III made an additional advance in the principal amount of $15,500 pursuant to the terms of the Note (the proceeds of which were used to repay amounts outstanding under the DB Line, as discussed above). As of June 30, 2015, the total outstanding principal amount of the Note was $20,000. The Note provides for a 3% discount, such that the amount advanced by SIC III was 3% less than the associated principal amount of the advances. Therefore, the net amount actually outstanding under the Note at June 30, 2016, was $19,716 which includes accretion of the discount of $316 (the 3% discount of $600 is being accreted to the principal balance over the life of the Note). From and after the occurrence and during the continuance of any event of default under the Note, the interest rate is automatically increased to 17% per annum.

In connection with the first drawdown of $4,500 under the Note, the Company issued SIC III warrants to purchase 11,250 shares of the Company’s common stock. These warrants have an exercise price of $70.20, representing a price equal to 10% above the closing price of the Company’s common stock on the day prior to issuance. In connection with the additional drawdown of $15,500 under the Note, the Company issued SIC III warrants to purchase 38,750 shares of the Company's common stock. These warrants have an exercise price of $72.60, representing a price equal to 10% above the closing price of the Company's common stock on the day prior to issuance. The Warrants are exercisable for a period of five years from issuance. Stock compensation expense related to the issuances of warrants to SIC III was $2,049 during the year ended June 30, 2015.

The Note is not convertible into equity securities of the Company as of June 30, 2016 (see Note 16, Subsequent Events).

The Note also contains certain covenants and restrictions, including, among others, that, for so long as the Note is outstanding, the Company will not, without the consent of the holder of the Note, (i) make any loan or advance in excess of $500 to any officer, director, employee of affiliate of the Company (except advances and similar expenditures : (a) under the terms of employee stock or option plans approved by the Board of Directors, (b) in the ordinary course of business, consistent with past practice or (c) to its subsidiaries), (ii) incur any indebtedness that exceeds $1,000 in the aggregate other than indebtedness outstanding under the Note, (iii) guaranty any indebtedness of any unaffiliated third party, (iv) change the principal business of the Company or exit the Company's current business, provided that the foregoing is subject to the Board's compliance with its fiduciary duties, (v) sell, assign, or license material technology or intellectual property of the Company except (a) in the ordinary course of business, consistent with past practice, (b) sales and assignments thereof in any 12 month period that do not have a fair market value in excess of $500 or (c) in connection with a change of control transaction, (vi) enter into any corporate strategic relationship involving the payment, contribution or assignment by the Company of its assets that have a fair market value in excess of $1,000 or (vii) liquidate or dissolve the Company or wind up the business of the Company, except in connection with changes of control or merger, acquisition or similar transactions or as approved by the Company’s Board in compliance with their fiduciary duties.

On August 22, 2016, the Company and SIC III, SIC IV, SIC VI entered into a Note Exchange Agreement pursuant to which $30,175, which represents all of the outstanding principal and accrued interest of certain notes held by SIC III, SIC IV, and SIC VI other than $900 of debt held by SIC IV pursuant to that certain Line of Credit Grid Note dated as of June 11, 2015, was exchanged for 30,175 shares of the Company’s Series C Preferred Stock at an exchange price of $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement (see Note 16, Subsequent Events).

Interest expense on the Note was $2,440 and $1,391 for the years ended June 30, 2016 and 2015.

Unsecured Demand Loans

During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

December 19, 2014	$2,000
January 14, 2015	2,000
January 30, 2015	2,000
February 13, 2015	750
February 26, 2015	1,000
March 2, 2015	1,000
March 16, 2015	3,000
April 20, 2015	1,000
May 5, 2015	500
May 14, 2015	325
Total	$13,575

Each of the Loans bear interest at the rate of 12% per annum. Principal and interest due under the Loans shall be due and payable upon demand. The principal amount of the Loans may be prepaid at any time and from time to time, in whole or in part, without premium or penalty. The Company used the proceeds from the Loans to fund working capital requirements and for general corporate purposes.

As discussed in Note 11, Stockholders' (Deficit) Equity, on March 16, 2015, SIC III purchased 7,000 shares of Series C Convertible Preferred Stock pursuant to the Securities Purchase Agreement, for a purchase price of $7,000. The Company used the $7,000 proceeds from the sale of 7,000 shares of Series C Convertible Stock to repay $7,000 in principal amount of the Loans. In addition, the Company used $798 of the proceeds of the Loan on March 16, 2015 to pay all accrued and unpaid interest on the Loans. On June 1, 2015, the Company repaid an additional $5,000 in principal amount of the Loans. On July 1, 2015, the Company repaid the remaining $1,575 in principal amount of the Loans. Accordingly, after the transactions described herein, the total outstanding principal amount of the Loans at June 30, 2016 and 2015 is $0 and $1,575, respectively.

Interest expense on the Loans was $1 and $306 for the years ended June 30, 2016 and 2015, respectively.

Line of Credit Grid Note

On June 11, 2015, the Company and SIC IV entered into a Line of Credit Grid Note (the "Grid Note"). The Grid Note provides a right for the Company to request advances under the Grid Note from time to time in an aggregate amount of up to $10,000. The Grid Note bears interest at a rate of 12% per annum, payable in cash on the maturity of the Grid Note. From and after the occurrence and during the continuance of any event of default under the Grid Note, the interest rate is automatically increased to 14% per annum.

The Grid Note is not convertible into equity securities of the Company.

In order for the Company to make requests for advances under the Grid Note, the Company must have an interest coverage ratio equal to or greater than 1, unless SIC IV waives this requirement. The interest coverage ratio is calculated by dividing: (a) the Company’s net income for the measurement period, plus the Company’s interest expense for the measurement period, plus the Company’s tax expense for the measurement period, by (b) the Company’s interest expense for the measurement period, plus the amount of interest expense that would be payable on the amount of the requested draw for the twelve months following the request for the advance. The measurement period is the twelve months ended as of the last day of the last completed fiscal quarter prior to the request for the advance. The Company currently does not have an interest coverage ratio equal to or greater than 1, so advances would require the SIC IV to waive this requirement. In addition, in order to make requests for advances under the Grid Note, there can be no event of default under the Note at the time of the request for an advance, including that there has been no material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

The Company made requests for advances under the Grid Note, and SIC IV made advances to the Company as follows:

Date	Amount

6/11/2015	$1,000
6/24/2015	2,000
7/31/2015	1,000
8/31/2015	2,000
9/15/2015	1,000
9/29/2015	1,000
10/13/2015	500
10/30/2015	600
11/25/2015	1,000
Total	$10,100

On July 1, 2015, the Company repaid $1,425 of the Grid Note.

On December 3, 2015, the Company and SIC IV entered into a Subscription Agreement pursuant to which SIC IV subscribed for 437,500 shares of the Company’s common stock at a price of $9.40 per share. Accordingly, the aggregate purchase price for such shares was $4,112.

The Company and SIC IV agreed that SIC IV would pay the purchase price for such shares by reducing the amounts outstanding under the Line of Credit. As of December 3, 2015, there was $8,675 in outstanding principal amount under the Line of Credit.
Accordingly, the principal amount of the Line of Credit was therefore reduced to $4,563.

The Grid Note matures on the first to occur of: (a) 12/31/2016 or (b) upon a “Change of Control Transaction.” A “Change of Control Transaction” includes (i) a sale of all or substantially all of the assets of the Company or (ii) the issuance by the Company of common stock that results in any “person” or “group” becoming the “beneficial owner” of a majority of the aggregate ordinary voting power represented by the Company’s issued and outstanding common stock (other than as a result of, or in connection with, any merger, acquisition, consolidation or other business combination in which the Company is the surviving entity following the consummation thereof), excluding transactions with affiliates of the Company.

If an event of default occurs under the Grid Note, SIC IV has the right to require the Company to repay all or any portion of the Grid Note.  An event of default is deemed to have occurred on: (i) the non-payment of any of the amounts due under the Grid Note within five (5) Business Days after the date such payment is due and payable; (ii) dissolution or liquidation, as applicable, of the Company; (iii) various bankruptcy or insolvency events shall have occurred, (iv) the inaccuracy in any material respect of any warranty, representation, statement, report or certificate the Company makes to Lender under the Note hereto; (v) the Company contests, disputes or challenges in any manner, whether in a judicial proceeding or otherwise, the validity or enforceability of any material provision in the Grid Note; or (vi) a material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

Interest expense on the Grid Note for the years ended June 30, 2016 and 2015 was $574 and $10, respectively.

In connection with the Company's entering into the Perk Credit Agreement (as defined below), SIC IV agreed to subordinate payment of the Grid Note to amounts owed to Perk under the Perk Credit Agreement.  SIC IV also consented to the consummation of the Asset Purchase Agreement with Perk.  In exchange for such consent and such agreement to subordinate, the Company agreed to provide SIC IV a security interest in the assets of the Company in connection with amounts outstanding under the Grid Note.

The Company entered into a Security Agreement with SIC IV, pursuant to which the Company pledged its assets in connection with such security interest.

On July 8, 2016, SIC III, SIC IV and SIC VI, entered into an exchange agreement (the “Exchange Agreement”) relating to the exchange of debt and shares of the Series C Preferred stock of the Company for common stock of the Company under certain conditions. Issuance of the shares is conditioned upon approval of the Company’s shareholders, the closing of an offering of the Company’s common stock in the amount of at least $10,000, approval of its Listing of Additional Shares application with NASDAQ, the Company shall not be subject to any bankruptcy proceeding, and various other conditions. The exchange price shall be equal to the lesser of $5.20 and the price at which the Debentures can be exchanged for shares of the Company’s common stock, so long as the Company received a valuation that the exchange price reflects fair value. The agreement provides for termination in the event the conditions are not satisfied by March 31, 2017.

On July 18, 2016, SIC III, SIC IV and SIC VI entered into an amended exchange agreement (the “Amended Exchange Agreement”) relating to the exchange of debt and shares of the Series C Preferred stock of the Company for common stock of the Company under certain conditions. The Amended Exchange Agreement modified the Grid Note to provide that SIC IV shall be entitled to repayment of up to $2,000 of the outstanding principal balance of the Grid Note and the Company shall be entitled to draw up to an additional $5,000 (see Note 16, Subsequent Events).
This debt has been converted to Preferred C Shares in accordance with the Note Exchange Agreement described above, except for the $900 of debt that remains outstanding under the SIC IV Note that will remain subject to the Exchange Agreement (see Note 16, Subsequent Events).

Secured Revolving Loans and Lines of Credit

On January 27, 2016, Sillerman Investment Company VI LLC (“SIC VI”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, entered into a Secured Revolving Loan agreement (the “Secured Revolving Loan I”) with the Company and its subsidiaries, wetpaint.com, Inc. and Choose Digital Inc. (collectively, the “Subsidiaries”), pursuant to which the Company can borrow up to $1,500.  The Secured Revolving Loan bears interest at the rate of 12% per annum. In connection with the Secured Revolving Loan, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc. The Company intends to use the proceeds from the Secured Revolving Loan to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  As of June 30, 2016, $1,500 has been advanced thereunder.  Interest expense on the Secured Revolving Loan I was $71 for the year ended June 30, 2016.

The Company and its subsidiaries wetpaint.com, inc., and Choose Digital, Inc. (the "Subsidiaries") entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI (the “Secured Revolving Line of Credit”), pursuant to which the Company can borrow up to $500.  The Secured Revolving Line of Credit bears interest at the rate of 12% per annum.
In connection with the Secured Revolving Line of Credit, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc.  The Company intends to use the proceeds from the Secured Revolving Line of Credit to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  At June 30, 2016, $500 had been advanced thereunder.  Interest expense on the Secured Revolving Line of Credit was $12 for the year ended June 30, 2016.

On April 29, 2016, SIC VI entered into an additional secured revolving loan agreement with the Company and the Subsidiaries ("Secured Revolving Loan"), pursuant to which the Company can borrow up to $500. Loans under this loan agreement bear interest at the rate of 12% per annum and mature on December 31, 2016, barring any events of default or a change of control of the Company. As of June 30, 2016, $500 had been advanced thereunder.  Interest expense on the Secured Revolving Loan was $9 for the year ended June 30, 2016.

On May 16, 2016, SIC VI entered into an additional secured revolving loan agreement with the Company and the Subsidiaries ("Secured Revolving Loan II"), pursuant to which the Company can borrow up to $500. Loans under this loan agreement bear interest at the rate of 12% per annum and mature on December 31, 2016, barring any events of default or a change of control of the Company. As of June 30, 2016, $500 had been advanced thereunder. Interest expense on the Secured Revolving Loan II was $6 for the year ended June 30, 2016.

On June 27, 2016, SIC VI entered into a secured revolving loan agreement (the “Secured Revolving Loan III”) with the Company and its subsidiaries, pursuant to which the Company can borrow up to $1,200. The Secured Revolving Loan III bears interest at the rate of 12% per annum and matures on December 31, 2016, barring any events of default or a change of control of the Company. At June 30, 2016, $135 had been advanced thereunder.
This debt has been converted to Preferred C Shares in accordance with the Note Exchange Agreement described above.

Related Approvals

Because each of the above loan payable transactions (other than the DB Line) referred to in the foregoing sections involved Mr. Sillerman, or an affiliate of his, the transactions were subject to certain rules regarding "affiliate" transactions. As such, each was approved by a Special Committee of the Board of Directors and a majority of the independent members of the Board of Directors of the Company.

Loan from Perk

During the year ended June 30, 2016, Perk made two advances to the Company as follows:

Date	Amount

12/14/2015	$667
12/23/2015	333
Total	$1,000

On December 13, 2015, the Company entered into a Credit Agreement with Perk pursuant to which Perk provided a $1,000 line of credit to the Company (the “Perk Credit Agreement”). The Perk Credit Agreement provided for drawdowns pursuant to which Perk made advances to the Company, which totaled $1,000. The first advance in the amount of $667 was made on December 14, 2015. The final drawdown of $333 was made when the Information Statement relating to the transaction was filed with the SEC, which occurred on December 23, 2015. Amounts outstanding under the Perk Credit Agreement bore interest at 12% per annum, with an additional 12% if the Company was in default of its obligations under the Perk Credit Agreement.  Amounts outstanding under the Perk Credit Agreement were repaid on February 8, 2016 upon the closing of the sale of the Viggle assets to Perk.  The Company was entitled to elect to repay all amounts outstanding pursuant to the Perk Credit Agreement by reducing the number of the shares of Perk common stock payable upon closing of the sale of the Viggle assets to Perk by 130,000 shares. The Company elected to so reduce the number of shares issuable to the Company at the closing of the asset sale transaction. Therefore, Perk agreed to deliver to the Company at closing 1,370,000 shares of Perk common stock, rather than 1,500,000 shares, and in return the amounts outstanding under the Perk Credit Agreement were deemed repaid in full.

Therefore, the outstanding balance of the loan from Perk was $0 at June 30, 2016. No interest expense was recorded by the Company for the year ended June 30, 2016.

In connection with the Perk Credit Agreement, the Company also entered into a Security Agreement, pursuant to which the Company provided Perk with a security interest in its assets to secure repayment of amounts outstanding under the Perk Credit Agreement. As the amounts payable under the Perk Credit Agreement have now been settled in full, the Security Agreement has been terminated.

Promissory Notes

In accordance with the Assets Purchase Agreement to purchase the DraftDay Business (see Note 6, Acquisitions), the Company issued promissory notes to MGT Capital ("MGT Promissory Notes") in the principal amount of $234 due and paid on September 29, 2015 and in the aggregate principal amount of $1,875 due March 8, 2016.  All such notes bear interest at a rate of 5% per annum.  The Company was not able to make the $1,875 payment at the due date and on March 24, 2016 converted $824 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' (Deficit) Equity). On April 13, 2016, MGT converted all 110 shares of the Company's Series D Preferred Stock into shares of common stock of the Company. Accordingly, the Company issued 18,332 shares of common stock to MGT. Thereafter, there are no shares of the Company's Series D Preferred Stock outstanding.

On June 14, 2016, the Company entered into a second exchange agreement with MGT (the “Second MGT Exchange Agreement”) relating to the $940 remaining due under the MGT Note (see Note 6, Acquisitions). Under the Second MGT Exchange Agreement, the MGT Note shall be exchanged in full for (a) $11 in cash representing accrued interest and (b) 132,092 shares of Company common stock, subject to certain adjustments. Issuance of the shares is conditioned upon approval of the Company’s shareholders and approval of its Listing of Additional Shares application with NASDAQ. Therefore, the outstanding balance of the MGT Promissory Notes was $943 at June 30, 2016. The Company recorded interest expense of $65 for the year ended June 30, 2016. On October 10, 2016, the Company satisfied the MGT Note through the issuance of 136,304 shares of its common stock and payment of interest of $16.

In exchange for releasing certain liens and encumbrances with respect to the DraftDay Business (see Note 6, Acquisitions), the Company issued promissory notes to Kuusamo Capital Ltd. in the principal amount of $16 due and paid on September 29, 2015 and in the aggregate principal amount of $125 due March 8, 2016.  All such notes bear interest at a rate of 5% per annum. The Company was not able to make the $125 payment at the due date.  On April 25, 2016, the Company entered into an exchange agreement with Kuusamo Capital Ltd. (“Kuusamo"), pursuant to which the Company issued 10,394 shares of its common stock to Kuusamo in exchange for a reduction of $71 in principal amount of a promissory note the Company owed to Kuusamo.

Thereafter, the outstanding balance of the Kuusamo Promissory Notes was $55 at June 30, 2016. The Company recorded interest expense of $5 for the year ended June 30, 2016.

Accounts Payable Settlements

North America Photon Infotech Ltd. (“Photon”), a company based in Mauritius that had provided development services to the Company, filed suit in California on March 28, 2016 to collect approximately $218 owed by the Company to Photon. The Company settled this matter on May 12, 2016 in part by issuing a Note in the amount of $110, payable in six months.

On April 7, 2016, the Company issued a note in the amount of $56 to Simulmedia, Inc., a former vendor of the Company, as partial settlement of the outstanding balance due to Simulmedia, Inc. for services provided.

Pandera Systems, LLC (“Pandera”), which formerly provided analytics development services to the Company, filed suit on March 11, 2016 against the Company to demand collection of amounts due for such services. The Company settled this matter on April 12, 2016, in part by issuing a note in the amount of $50.

On April 25, 2016, Carpathia Hosting, LLC (“Carpathia”), which formerly provided hosting services to the Company, filed suit in the Eastern District of Virginia to demand collection of $658 due. The Company settled this matter on June 29, 2016. The
Company recorded a gain of $505 for the year ended June 30, 2016.

On June 24, 2016, the Company entered into a settlement agreement with Pandora. As a result, the Company recorded a gain of $222 in the Consolidated Statements of Operations for the year ended June 30, 2016.

Interest expense on these notes issued in connection with settlements with vendors was $2 for the year ended June 30, 2016.

Convertible Promissory Note
On June 27, 2016, the Company entered into a Convertible Promissory Note with Reaz Islam ("Islam"), an advisor to Sillerman, pursuant to which Islam loaned the Company $300 (the “RI Convertible Note”). The RI Convertible Note bears interest at a rate of 12% and matures on December 31, 2016. Islam has the right to convert the RI Convertible Note into shares of common stock of the Company at the same time and on the same terms as Sillerman can convert debt held by Sillerman into shares of the Company’s common stock. The RI Convertible Note is subordinate to any note held by Sillerman. As of June 30, 2016, there was $300 outstanding under the RI Convertible Note. Interest expense on the RI Convertible Note was $2 for the year ended June 30, 2016. The fair value of the conversion feature of the RI Convertible Note is nominal but will be marked to market at its fair value in future periods until the debt is repaid or converted to shares of the Company's common stock.